Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
Note 5. Fair Value Measurements

Financial Instruments and Fair Value

We account for financial instruments in accordance with
ASC 820, “Fair Value Measurements and Disclosures”
. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1
- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2
- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and

Level 3
- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The financial instruments recorded in our consolidated balance sheets consist primarily of cash, notes payable and accounts payable. The carrying amounts of our cash and accounts payable approximate fair value due to their short-term nature. The fair value of our debt approximates its carrying value of approximately $8.3 million. We had no other financial liabilities or assets that were measured at fair value as of September 30, 2018.

Note 5. Fair Value Measurements

Financial Instruments and Fair Value

We account for financial instruments in accordance with
ASC 820, “Fair Value Measurements and Disclosures”
. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and
•	Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The financial instruments recorded in our consolidated balance sheets consist primarily of cash, restricted cash, notes payable and accounts payable. The carrying amounts of our cash and accounts payable approximate fair value due to their short-term nature. The fair value of our debt approximates its carrying value of approximately $4.7 million as it related to the long-term portion of the Ceplene asset acquisition payable which was recorded at its present value using our borrowing rates (see Notes 7 and 9).  We had no other financial liabilities or assets that were measured at fair value as of December 31, 2017 or 2016.

Hercules Warrants

The following table sets forth a summary of changes in the estimated fair value of our Hercules Warrant derivative liability for the periods presented ($ in thousands):

Fair Value Measurements of Hercules Common Stock Warrants Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2016	$84
Change in estimated fair value of liability classified warrants	(38)
Reclassification from liability to additional paid-in capital	(46)
Balance at December 31, 2016	$-

Series D Preferred Stock

The following table sets forth a summary of changes in the estimated fair value of our Series D Preferred Stock derivative liability for the periods presented ($ in thousands):

Fair Value Measurements of Series D Preferred Stock Derivative Liability Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2016	$6,529
Change in estimated fair value of Series D Preferred Stock derivative liability	8,694
Series D Preferred Stock conversions	(15,223)
Balance at December 31, 2016	$-